CASH AND CASH EQUIVALENTS, INCLUDING RESTRICTED CASH	12 Months Ended
Dec. 31, 2020
CASH AND CASH EQUIVALENTS, INCLUDING RESTRICTED CASH
CASH AND CASH EQUIVALENTS, INCLUDING RESTRICTED CASH

NOTE 28 – CASH AND CASH EQUIVALENTS, INCLUDING RESTRICTED CASH

	2020	2019	2018
Cash at banks and on hand	89.5	56.9	123.9
Cash and cash equivalents	89.5	56.9	123.9

Cash provided as security for initial margin calls and negative market values on derivatives etc.	46.1	15.6	3.5
Restricted cash	46.1	15.6	3.5
Cash and cash equivalents, including restricted cash	135.6	72.5	127.4

The counterparties have an obligation to return any excess cash provided as security to the Group upon settlement or early termination of the contracts.